Fair Value Measurement- Assets and Liabilities Measured or Disclosed at Fair Value (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total (losses) gains, Available-for-sale debt security			¥ 3,732	$ (543)	¥ 0	¥ 0
Total (losses) gains, Intangible assets, net			(12,767)	(1,857)	(38,862)	(2,889)
Total (losses) gains, Equity investments accounted for at fair value using the alternative measurement	¥ 1,564,062		1,564,062				$ 227,484
Total (losses) gains, total assets	265,478	¥ (313,927)
Other long-term investments	1,697,510	1,002,721	1,697,510		1,002,721		246,893
Total assets measured at fair value	693,874	61,372	693,874		61,372		100,920	$ 9,433
Total (losses) gains, Long term Available-for-sale debt security			(142,385)	$ (20,709)	(275,026)	¥ (141,069)
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total (losses) gains, Available-for-sale debt security	(3,732)
Available-for-sale debt security	133,448	182	133,448		182		19,409	28
Available-for-sale debt security	133,448	182	133,448		182		19,409	28
Total (losses) gains, Available-for-sale debt security		(39)
Total (losses) gains, Long term Available-for-sale debt security		(6,594)
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total (losses) gains, Intangible assets, net	(12,767)	(38,862)
Total (losses) gains, Equity investments accounted for at fair value using the alternative measurement	281,977		281,977
Total (losses) gains, Other long-term investments		(268,432)
Intangible assets, net	465	90	465		90		68	14
Equity investments accounted for at fair value using the alternative measurement	559,961		559,961				$ 81,443
Other long-term investments		61,100			61,100			$ 9,391
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value		182			182
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt security		182			182
Available-for-sale debt security		182			182
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	133,448		133,448
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt security	133,448		133,448
Available-for-sale debt security	133,448		133,448
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	560,426	61,190	560,426		61,190
Significant Unobservable Inputs (Level 3) | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets, net	465	90	465		90
Equity investments accounted for at fair value using the alternative measurement	¥ 559,961		¥ 559,961
Other long-term investments		¥ 61,100			¥ 61,100